Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
		Jan. 10, 2024	Oct. 19, 2023	Jan. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 06, 2022
Disclosure of reserves within equity [line items]
Percentage of interest		6.00%
Proportion of ownership interests held by non-controlling interests				16.00%
Non-controlling interests					$ 9,786,509	$ 10,437,603	$ 11,226,435
Number of shares, right to purchase (in shares)					1
Price per warrant unit. (in Dollars per share)					$ 0.91
Warrants received			$ 878,025			(878,025)
Exercise of warrants (in shares)			76,350
Non-adjusting event after reporting period
Disclosure of reserves within equity [line items]
Contributed amount (in dollars)		$ 1,500,000
Public Warrants
Disclosure of reserves within equity [line items]
Price per warrant unit. (in Dollars per share)					$ 1.05
Lifezone Metals Limited | Non-adjusting event after reporting period
Disclosure of reserves within equity [line items]
Percentage of interest		94.00%
Glencore
Disclosure of reserves within equity [line items]
Proportion of ownership interests held by non-controlling interests		6.00%			6.00%
Kabanga Nickel Limited | BHP
Disclosure of reserves within equity [line items]
Proportion of ownership interests held by non-controlling interests					17.00%
TNCL
Disclosure of reserves within equity [line items]
Proportion of ownership interests held by non-controlling interests				16.00%
Lifezone Holdings Limited
Disclosure of reserves within equity [line items]
Percentage of interest								100.00%
Non- controlling Interest | Glencore
Disclosure of reserves within equity [line items]
Investment in equity		$ 180,000
Other Reserves 2
Disclosure of reserves within equity [line items]
Warrants received	[1]					6,587,352
Other Reserves 2 | Glencore
Disclosure of reserves within equity [line items]
Investment in equity		$ 1,320,000
Warrant Reserves
Disclosure of reserves within equity [line items]
Number of shares, right to purchase (in shares)					1
Exercise price (in dollars per share)					$ 11.50
Warrants received						$ (14,409,832)
Public Warrants | Fair Value
Disclosure of reserves within equity [line items]
Warrants, fair value					$ 14,490,000
Private Warrants | Fair Value
Disclosure of reserves within equity [line items]
Warrants, fair value					$ 607,425

[1]	Other reserves includes the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share based payments as a result of the Business Combination.